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U.S. Global Investors
(GRAPHIC: Letters circled around a picture of a globe) family of funds




          China Region Opportunity Fund
          Regent Eastern European Fund
          U.S. Gold Shares Fund
          U.S. World Gold Fund
          U.S. Global Resources Fund
          Adrian Day Global Opportunity Fund
          Bonnel Growth Fund
          U.S. Real Estate Fund
          U.S. All American Equity Fund
          U.S. Tax Free Fund
          United Services Near-Term Tax Free Fund
          U.S. Government Securities Savings Fund
          U.S. Treasury Securities Cash Fund


                             FUND
                            GUIDE (GRAPHIC: guide printed sideways on the right)
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                     |
                     |
                     |IT'S EASY TO INVEST
                     |
                     |HERE'S HOW TO START
 ARE YOU. . .        |
                     |
Looking for the right|1. You start investing with just $100 (or  more)
market opportunity?  |   in most of U.S. Global Investors' funds.
Waiting to "test the |
waters" before you   |
make a larger        |
investment?  Worried |2. You continue to automatically invest at least $30
about fluctuations in|   a month (more in some funds).  That's only
the market? Waiting  |   $1 a day!  The Plan gives you the discipline you
until you have more  |   might need to stick with a long-term investment
money to invest?     |   strategy.  Whether you are a seasoned  investor
                     |   who wants to make investments over time, or
DON'T DELAY          |
                     |
Any time is the right| (GRAPHIC: pictures of 4 prospectus covers)
time to invest if you|
use the ABC          |
Investment Plan(R).  |   a novice investor contemplating mutual funds
Learn more about our |   for the first time, you can benefit from the ABC
collection of funds  |   Investment  Plan(R).  Of  course,  using  the ABC
inside:              |   Investment Plan(R) does not guarantee a profit.
                     |   If you sell at a market  bottom,  no system will
                     |   give you a gain. See the next page for details.
                     |
                     |
                     |
                     |
                     |
                     |
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FUND CHOICES
------------------------------

(GRAPHIC: picture of a globe with U.S. Global Investors and U.S. Government Securities Savings Fund written around it.)

LOOKING FOR SAFETY AND STABILITY?

Boost the earning potential of your checking and savings accounts. Both of our money market funds, the U.S. GOVERNMENT SECURITIES SAVINGS FUND and the U.S. TREASURY SECURITIES CASH FUND, provide free checkwriting privileges. As long as you maintain a minimum balance of $1,000, you will never be charged a monthly fee. For your safety, both funds invest in securities issued by the U.S.
government. With the U.S. TREASURY SECURITIES CASH FUND, you write as many checks as you need to, in any dollar amount. The U.S. GOVERNMENT SECURITIES SAVINGS FUND requires a $500 check minimum, yet offers a higher yield than the U.S. TREASURY SECURITIES CASH FUND.


YOU CHOOSE YOUR INVESTMENT PORTFOLIO:
===============================================================================
We make it easy and affordable.
-------------------------------------------------------------------------------
$1,000 Initial Investment               |    $5,000 Initial Investment
          or                            |              or
 $100 with $30/month                    |    $1,000 with $100/month
----------------------------------------|---------------------------------------
Available with:                         |    Available with:
                                        |
China Region Opportunity Fund           |    Bonnel Growth Fund
U.S. Gold Shares Fund                   |    Adrian Day Global Opportunity Fund
U.S. World Gold Fund                    |    Regent Eastern European Fund
U.S. Global Resources Fund              |
U.S. Real Estate Fund                   |
U.S. All American Equity Fund           |
U.S. Tax Free Fund                      |
United Services Near-Term Tax Free Fund |
U.S. Government Securities Savings Fund |
U.S. Treasury Securities Cash Fund      |
                                        |
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                       NO MINIMUM FOR IRAs IN ANY FUND.
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U.S. stands for United Services.  Like all other mutual funds,  U.S.  Government
Securities Savings Fund shares are not backed by the U.S. government or its agencies; however, the securities it invests in are. The money market funds are managed to maintain a stable $1 per share value, though there is no assurance they will be able to do so.

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(GRAPHIC: The following words written on the left and top of page as a border, white letters on black)

OUR COLLECTION OF FUNDS: NO-LOAD * PROFESSIONAL FUND MANAGEMENT * UNLIMITED TELEPHONE EXCHANGES * AUTOMATIC INVESTMENT PLAN * SYSTEMATIC WITHDRAWAL PLAN * DIRECT DEPOSIT * 24 HOUR ACCOUNT ACCESS

RETIREMENT CHOICES: IRA * SEP-IRA * * SIMPLE IRA * 401(K) PLANS * 403(B) PLANS * PROFIT SHARING PLANS

ACCOUNT CHOICES: INDIVIDUAL * JOINT * TRUST * CORPORATE * RETIREMENT * USGMA/UTMA *


(end of GRAPHIC)

CONSIDER A SPECIALIZED  SECTOR.

Our gold funds are managed by a team of investment professionals experienced in geology, mineral economics, mining engineering and mining finance. They have traveled to the ends of the earth in search of investment opportunities for the U.S. GOLD SHARES FUND and the U.S. WORLD GOLD FUND. By visiting mining operations worldwide and bringing along their geological expertise, our Gold Team gives you the best in professional gold fund management.

The same expertise that guides our gold funds is applied to the management of the U.S. GLOBAL RESOURCES FUND. Created for investors who want to hedge against inflation, but not limit themselves to gold, the Fund invests in companies involved in natural resources, including base and precious metals, oil, gas, coal and forestry products.

(GRAPHIC: picture of a dollar sign as a one dollar bill screened in background)


GIVE YOUR MONEY MORE GROWTH POTENTIAL.

Invest in America--the easy way. You can own a diversified portfolio of premium stocks and join in the growth, diversity, and prosperity of America's largest blue-chip companies. By searching out promising individual stock opportunities, the U.S. ALL AMERICAN EQUITY FUND strives to achieve a return which exceeds the performance of the S&P 500 stock index.

Include quality growth stocks as a part of your portfolio with a growth fund manager who has a proven track record--invest in the BONNEL GROWTH FUND. One main factor drives the Bonnel stock selection strategy--the search for quality growth companies. All-star portfolio manager Art Bonnel searches for medium-sized companies that have strong earnings, a clean balance sheet, a market niche, and substantial management ownership. Let Art Bonnel put his experience to work for you. The Bonnel Growth Fund has a minimum initial investment of $5,000. Or you may choose to invest only $1,000 initially, if you use our ABC Investment Plan(R), and subsequently invest $100 or more each month.

GIVE YOURSELF A TAX BREAK.

Start protecting your hard-earned dollars now. You can help reduce your taxes by earning tax-exempt income. Our two tax-free funds, the U.S. TAX FREE FUND and the UNITED SERVICES NEAR-TERM TAX FREE FUND both invest only in investment grade municipal bonds and provide monthly, tax-free dividends.

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The U.S.  REAL ESTATE FUND is the easy and  affordable  way to own a diversified portfolio of liquid real estate securities. Directly-owned real estate can be illiquid and expensive for individual investors. The U.S. REAL ESTATE FUND'S holdings are diversified across several geographic regions. Enjoy the benefits of the real estate market with immediate access to your money.

INVEST IN THE WORLDS FASTEST  GROWING  ECONOMIES

For long-term investors willing to accept the special risks of emerging markets, the CHINA REGION OPPORTUNITY FUND presents a rare opportunity for investors in the form of above-average return potential. The Fund seeks growth of capital by investing in companies in the People's Republic of China, Hong Kong, Taiwan, Korea, Singapore, Thailand, and Malaysia.

The REGENT EASTERN EUROPEAN FUND seeks to capitalize on the dawn of a new economic era in Eastern Europe and the former Soviet Union. After the fall of the Berlin Wall in 1989, the failures of communism necessitated political and economic reform throughout the region. Those countries which quickly embraced change are already realizing the rewards of reform. As reform continues, exciting investment opportunities proliferate which offer the Fund excellent long-term growth potential.

THE ADRIAN DAY GLOBAL OPPORTUNITY FUND specializes in finding high-quality blue-chip investments in countries throughout the world. By diversifying abroad, you can enhance your portfolio's performance potential while reducing the risk of a downturn in the U.S. markets. Well-known investment advisor Adrian Day has built a portfolio of emerging growth companies around a core of global blue chips to maximize return while providing the stability of established stocks.

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DIVERSIFY GLOBALLY

RISK/REWARD SPECTRUM
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(GRAPHIC: Shaded arrow between first and second columns indicating direction of risk/reward)

High Reward              China Region Opportunity Fund
High Risk                Regent Eastern European Fund
                         U.S. Gold Shares Fund
                         U.S. World Gold Fund
                         U.S. Global Resources Fund
                         Adrian Day Global Opportunity Fund
Moderate Risk            Bonnel Growth Fund
Moderate Reward          U.S. Real Estate Fund
                         U.S. All American Equity Fund
                         U.S. Tax Free Fund
                         United Services Near-Term Tax Free Fund
Low Reward               U.S. Government Securities Savings Fund
Low Risk                 U.S. Treasury Securities Cash Fund
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For more  complete  information  about  U.S.  Global  Investors  funds,including
charges  and   expenses,   call   1-800-US-FUNDS   or  visit  our  Web  site  at
www.usfunds.com for a free prospectus. Read it carefully before you invest or send money. The prospectus details the special risks, including political, economic, and currency risks, of investing in emerging markets.

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Let me tell you MORE about how
    U.S. Global Investors makes investing easy for you.


NO LOAD. When you invest with U.S. Global Investors, we make your money work for you. Some other companies take as much as 5% off the top of your investment to pay their sales charges or "loads." Our funds are no-load, so your money is not wasted on sales charges or commissions.

EASY INVESTING. We are committed to making investing easy for you. You can automatically build your capital using our ABC Investment Plan(R) or direct payroll deposit. We also offer the convenience of telephone purchases and exchanges. Once you establish an account, you can purchase additional shares over the phone and pay for them within seven days. Or, you can exchange shares from one U.S. Global Investors fund to another.


(GRAPHIC: pictures of 5 prospectus covers)


PROFESSIONAL FUND MANAGEMENT. At U.S. Global Investors, professional portfolio managers manage your money for you, giving you more time to devote to other pursuits. Our management team has the experience and resources to research each security the Funds invest in and to analyze and respond to the ever-changing financial markets.

A FULL SELECTION OF INVESTMENT OPPORTUNITIES. Today you need investments that can help you protect your savings, pump up your income, cut your taxes, diversify your portfolio and grow your capital. Our collection of funds can help you achieve all of these financial goals.

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EXTRA VALUE exclusively FOR SHAREHOLDERS

24-HOUR AUTOMATED ACCOUNT ACCESS For around-the-clock account information,  call
     1-800-US-FUNDS (1-800-873-8637)for account balances, transaction confirmations, dividend information and share closing prices. Your account information is available 24 hours a day, 7 days a week.

EDUCATION AND SERVICE TEAM Our friendly investor representatives are highly qualified to answer questions about your investment or to handle your requests for additional information. All service team members complete a rigorous financial training program and many have earned college degrees in business or finance.

SHAREHOLDER REPORT Our shareholders  receive quarterly issues of the Shareholder
     Report, which contain economic viewpoints, financial solutions, fund news and updates from our portfolio managers.

FREE CHECKWRITING  PRIVILEGES  Both  of our  money  market  funds  provide  free check-writing privileges with a minimum account balance of just $1,000 and offer telephone redemption. Checks in the U. S. Government Security Savings Fund must be written for $500 or more.

PORTFOLIO DIRECT Hear our portfolio managers' updates on their funds and their insights and expectations for the markets. Call 1-800-873-8637 and select menu option 6.

INTERNET WEB SITE You may download prospectuses, read the Shareholder Report, monitor share prices and learn more about our collection of Funds on our web site located at http://www.usfunds.com.

(GRAPHIC: The words VALUE shaded in the background)

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U.S. GLOBAL INVESTORS was established almost three decades ago, in 1968, as a mutual fund management company.

U.S. GLOBAL INVESTORS manages approximately $1.5 billion for 120,000 shareholder accounts.

U.S. GLOBAL INVESTORS is based in San Antonio, Texas.


(GRAPHIC: Company Logo)                 U.S. GLOBAL INVESTORS
                                        P.O. Box 781234
                                        San Antonio, TX
                                        78278-1234

                                        1-800-US-FUNDS (1-800-873-8637)
                                        E-mail:  shsvc@usfunds.com
                                        Internet: www.usfunds.com